COMMITMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of commitments [Abstract]
Disclosure of commitments [text block]
29.	COMMITMENTS

(a)	Operating lease commitments

The Company leases production factories, warehouses and employees’ hostel from unrelated parties under non-cancellable operating lease arrangements. The leases have varying terms and the total future minimum lease payments of the Company under non-cancellable operating leases are payable as follows:

	As of December 31,
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Within one year	13,902	13,902	13,902
After one year and within five years	19,694	33,596	47,499
	33,596	47,498	61,401

The leases typically run for an initial period of three to five years, with an option to renew the lease when all terms are renegotiated. Lease payments are usually increased every five years to reflect market rentals. None of the leases includes contingent rentals.

(b)	Capital commitments

The Company’s capital expenditures consist of expenditures on property, plant and equipment and capital contribution. Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

As of December 31,
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Contracted for capital commitment in respect of capital contribution to its wholly foreign owned subsidiary in the PRC:
– Hengda	-	-	-
Contracted but not provided for in the financial statements – acquisition of property, plant and equipment	-	-	-

(c)	Other commitments

The Company had the following other commitments:

	Year ended December 31,
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Advertising expenditure contracted but not provided for in the financial statements	1,670	3,830	5,584